SEGMENTED INFORMATION - Revenue By Customer (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 36,958	$ 0
Total
Disclosure of operating segments [line items]
Revenue	36,958	31,991
Customer 1 | Total
Disclosure of operating segments [line items]
Revenue	22,280	0
Customer 2 | Total
Disclosure of operating segments [line items]
Revenue	14,678	0
Customer 3 | Total
Disclosure of operating segments [line items]
Revenue	$ 0	$ 31,991